PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31
	2017	2018
Cost:
Laboratory equipment	$2,247	$2,829
Office equipment and furniture	254	258
Computers and software	364	410
Leasehold improvements	1,429	1,849
	4,294	5,346
Less:
Accumulated depreciation and amortization	(1,980)	(2,742)
Property and equipment, net	$2,314	$2,604